Supplement dated January 19, 2024
to the following initial summary prospectus(es):
Nationwide Destination Architect 2.0, Nationwide Advisory Retirement Income Annuity and Nationwide Advisory Retirement Income Annuity - New York dated May 1, 2023
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust") held on December 6, 2023, the Board approved the termination of American Century Investment Management, Inc. ("American Century") and Thompson, Siegel & Walmsley LLC ("TSW") as subadvisers to the NVIT Multi-Manager Mid Cap Value Fund (the "Fund"). Victory Capital Management, Inc. ("Victory Capital"), via its Sycamore Capital investment franchise, will continue as the Fund’s sole subadviser. This change is anticipated to take effect on or before February 26, 2024 (the "Effective Date").
As of the Effective Date the prospectus is amended as follows:
The names of the investment option(s) and subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Multi-Manager Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Victory Capital Management Inc.	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Victory Capital Management Inc.
All references to the Fund’s former name and Sub-Advisors are replaced accordingly.
At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust") held on December 6, 2023, the Board approved the termination of Wellington Management Company LLP ("Wellington Management") as a subadvisor to the NVIT Multi-Manager Small Cap Growth Fund (the "Fund"). Invesco Advisers, Inc. ("Invesco") will continue as the Fund’s sole subadviser. This change is anticipated to take effect on or before March 11, 2024 (the "Effective Date").
As of the Effective Date the prospectus is amended as follows:
The names of the investment option(s) and subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc.	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc.
All references to the Fund’s former name and Sub-Advisor are replaced accordingly.
ISP-0741